Note 32 - Common Shares - Dividends (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends
Cash dividends declared	€ 611,352,454	€ 413,000,000	€ 0
Cash dividends declared per common share (in EUR per share)	€ 0.30	€ 0.20	€ 0.00